Commitment and Contingencies (Details) - USD ($) $ in Thousands		12 Months Ended
	Oct. 10, 2023	Dec. 31, 2024	Dec. 31, 2023
Other Commitments [Line Items]
Settlement payment		$ 9,426	$ 8,529
Labor and social security contingencies related to former employees litigation and unasserted labor claims		1,687	1,154
Tax contingencies related to unasserted claims in jurisdiction		6,638	$ 11,135
Secretariat of the Federal Revenue Bureau of Brazil
Other Commitments [Line Items]
Collection of debts on service imports, income tax estimate	$ 27,445
Minimum
Other Commitments [Line Items]
Loss contingency, possible loss		103,361
Maximum
Other Commitments [Line Items]
Loss contingency, possible loss		$ 121,225